Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
		As of June 30, 2022	As of December 31, 2021

Prepaid expenses	(1)	$-	$703,280
Loans to third parties	(2)	915,308	840,685
Prepayment for investment	(3)	618,351	650,909
Other receivables		195,286	299,864
Interest receivable		250,904	171,840
Prepaid VAT		1,049,345	123,100
Deposits for operating lease		89,112	43,090
Subtotal		3,118,306	2,832,768
Allowance for other receivables		(149,000)	(156,846)
Total		$2,969,306	$2,675,922